Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 – SUBSEQUENT EVENTS

The Company performed an evaluation of events and transactions for potential recognition or disclosure through April 25, 2025, the date in which the CFS is released. The Company is not aware of any material subsequent event.